Post-employment Benefits (Details 13)	12 Months Ended
Dec. 31, 2024
Fixed Income [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Target limit	88.00%
Minimum limit	80.00%
Fixed Income [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Target limit	81.00%
Minimum limit	72.00%
Variable Income [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Target limit	2.00%
Minimum limit	0.50%
Variable Income [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Target limit	4.00%
Minimum limit	2.00%
Loans Allocation [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Target limit	0.50%
Minimum limit	0.00%
Loans Allocation [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Target limit	2.00%
Minimum limit	2.00%
Real Estate Allocation [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Target limit	2.50%
Minimum limit	2.50%
Real Estate Allocation [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Target limit	2.00%
Minimum limit	1.00%
Investment Structuring [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Target limit	7.00%
Minimum limit	3.50%
Investment Structuring [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Target limit	9.00%
Minimum limit	7.00%
Foreign Investments Abroad [Member] | Unified Plan [Member]
Disclosure of defined benefit plans [line items]
Target limit	0.00%
Minimum limit	0.00%
Foreign Investments Abroad [Member] | Plan III [Member]
Disclosure of defined benefit plans [line items]
Target limit	2.00%
Minimum limit	1.00%